INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Effective Income Tax Rate Reconciliation [Line Items]
Computed expected federal income tax benefit, Amount	$ 658	$ 368
State income tax benefit, net of federal benefit, Amount	186	11
Rate differential on foreign operations, Amount	174	(76)
Forfeited vested stock options, Amount	(211)	(460)
Adjustment to estimated tax loss carryforward, Amount	(1,734)	(4)
Change in statutory and applicable tax rates, Amount	771	(1,845)
Non-deductible expenses, Amount	(62)	(73)
Other, Amount	(5)	(12)
Change in valuation allowance, Amount	109	1,985
Total	$ (114)	$ (106)
Computed expected federal income tax benefit, Percentage	34.00%	34.00%
State income tax benefit, net of federal benefit, Percentage	9.60%	1.10%
Rate differential on foreign operations, Percentage	8.90%	(7.10%)
Forfeited vested stock options, Percentage	(10.90%)	(42.50%)
Adjustment to estimated tax loss carryforward, Percentage	(89.60%)	(0.40%)
Change in statutory and applicable tax rates, Percentage	39.80%	(170.70%)
Non-deductible expenses, Percentage	(3.20%)	(6.80%)
Other, Percentage	(0.20%)	(1.00%)
Change in valuation allowance, Percentage	5.70%	183.60%
Total, Percentage	(5.90%)	(9.80%)